Parent Company Only Condensed Financial Information - Schedule of Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Apr. 30, 2025	Oct. 31, 2024
Schedule of Balance Sheets [Line Items]
Ordinary shares, shares authorized	[1]	2,500,000,000	2,500,000,000
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.00002	$ 0.00002
Ordinary shares, shares issued	[1]	29,374,403	25,000,000
Ordinary shares, shares outstanding	[1]	29,374,403	25,000,000

[1]	Certain shares are related to the IPO (See Note 14 ).